INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Estimated amortization expense
2026	¥ 2,357
2027	586
2028	239
2029	131
2030	70
Net Book Value	¥ 3,383	$ 484	¥ 7,069